INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
INCOME TAXES
NOTE 10 - INCOME TAXES

The Company follows ASC 740, Accounting for Income Taxes. During 2009, there was a change in control of the Company. Under section 382 of the Internal Revenue Code such a change in control negates much of the tax loss carry forward and deferred income tax. Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carry forwards. For federal income tax purposes, the Company uses the accrual basis of accounting, the same that is used for financial reporting purposes.

The Company did not have taxable income during 2020.

The Company's deferred tax assets consisted of the following as of September 30, 2020 and December 31, 2019:

	2020	2019
Net operating loss	$531,243	$416,916
Valuation allowance	(531,243)	(416,916)
Net deferred tax asset	$-	$-

As of September 30, 2020, and December 31, 2019, the Company's accumulated net operating loss carry forward was approximately $2,529,727 and $1,985,312 respectively and will begin to expire in the year 2032. The deferred tax assets have been adjusted to reflect the recently enacted corporate tax rate of 21%.

The Company follows ASC 740, Accounting for Income Taxes. During 2009, there was a change in control of the Company. Under section 382 of the Internal Revenue Code such a change in control negates much of the tax loss carry forward and deferred income tax. Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carry forwards. For federal income tax purposes, the Company uses the accrual basis of accounting, the same that is used for financial reporting purposes.

The Company did not have taxable income during 2019 or 2018.

The Company’s deferred tax assets consisted of the following as of December 31, 2019 and 2018:

	2019	2018
Net operating loss	$416,916	$399,821
Valuation allowance	(416,916)	(399,821)
Net deferred tax asset	$-	$-

As of December 31, 2019 and 2018, the Company’s accumulated net operating loss carry forward was approximately $2,056,937 and $1,903,911 respectively and will begin to expire in the year 2032. The deferred tax assets have been adjusted to reflect the recently enacted corporate tax rate of 21%.